Investments and Cash Held In Trust	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Gores Metropoulos, Inc.
Investments and Cash Held In Trust
7.	Investments and cash held in Trust
	As of September 30, 2020, investment securities in the Company’s Trust Account consist of $405,725,195 in money market funds.	7. Investments and cash held in Trust As of December 31, 2019, investment securities in the Company’s Trust Account consist of $406,434,735 in United States Treasury Bills and $224 in cash.